INTANGIBLE ASSETS (Details 2) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
2014	$ 44,599
2015	44,599
2016	44,721
2017	44,599
2018	44,599
thereafter	387,977
Total	$ 611,094	$ 532,143